Consolidated Balance Sheets - USD ($)		Dec. 31, 2017	Dec. 31, 2016
CURRENT ASSETS:
Cash		$ 1,007,269	$ 76,048
Accounts receivable, net		367,935	89,587
Inventories		2,375,607	3,043,242
Advances to suppliers		781,321	630,369
Prepaid rent		915,990	595,116
Other receivables		559,226	191,647
Short-term deposits		116,855	150,131
Refundable value added tax credits		966,310
Other current assets		747,248	111,483
TOTAL CURRENT ASSETS		7,837,761	4,887,623
Property and equipment at cost, net of accumulated depreciation		11,099,501	8,666,441
Long-term deposits		496,098	653,401
Other long-term assets		16,915	118,138
TOTAL ASSETS		19,450,275	14,325,603
CURRENT LIABILITIES:
Accounts payable		2,352,077	922,260
Advance from customers		37,141
Advance from customers – related party		38,422
Deferred revenue		4,880,481	5,081,609
Taxes payable		99,673	10,062
Deferred rent		76,492	38,108
Accrued expenses and other current liabilities		1,754,773	1,084,282
TOTAL CURRENT LIABILITIES		9,239,059	7,136,321
Long-term shareholders loan		9,981,686	6,988,023
Deferred rent		109,002	79,444
TOTAL LIABILITIES		19,329,747	14,203,788
COMMITMENTS
EQUITY:
Additional paid in capital		38,145,250	14,762,408
Accumulated deficit		(38,819,083)	(15,096,775)
Accumulated other comprehensive income		726,543	406,182
TOTAL SHAREHOLDERS' EQUITY		102,710	121,815
Non - controlling interest		17,818
TOTAL EQUITY		120,528	121,815
TOTAL LIABILITIES AND EQUITY		19,450,275	14,325,603
Class A Ordinary Shares [Member]
EQUITY:
Ordinary shares	[1]	5,452	5,452
Class B Ordinary Shares [Member]
EQUITY:
Ordinary shares	[1]	$ 44,548	$ 44,548

[1]	Retrospectively restated for effect of stock reverse split and reclassification of ordinary shares